Significant Accounting Policies - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Short-term investments original maturity	3 months
Asset impairment charges	$ 0	$ 0
Embedded derivatives	$ 0	$ 0